Shareholders' Equity - Share options and restricted stock units (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€) EquityInstruments Y tranche	Dec. 31, 2024 EUR (€) EquityInstruments Y	Dec. 31, 2023 EUR (€) EquityInstruments Y
Shareholders Equity
Compensation expenses	€ 4,014,000	€ 2,544,000
Number of other equity instruments granted in share-based payment arrangement | EquityInstruments			52,319
Research and development costs
Shareholders Equity
Compensation expenses	1,166,000	560,000
IFRS General and administrative costs
Shareholders Equity
Compensation expenses	€ 2,848,000	€ 1,984,000
Share options and restricted stock units | Four years vesting period with 25% vesting every year
Shareholders Equity
Vesting period	4 years
Annual vesting percentage	25.00%
Share options and restricted stock units | Four years vesting in thirteen tranches
Shareholders Equity
Vesting period	4 years
Number of tranches | tranche	13
Number of Remaining Tranches after First Anniversary of Grant Date | tranche	12
Quarterly vesting percentage after first tranche is vested	6.25%
Share options and restricted stock units | Two years vesting period with 25% vesting every six months
Shareholders Equity
Vesting period	2 years
Biannual vesting percentage	25.00%
Share options
Shareholders Equity
Vesting period	4 years
Options, contractual term	10 years
Period following grant date that options are assumed to be exercised	7 years
Risk-free interest rate	4.099%	3.903%	3.96%
Expected volatility	101.50%	96.50%	105.60%
Expected life in years | Y	5	5	5
Restricted stock units
Shareholders Equity
Weighted average fair value at measurement date, other equity instruments granted			€ 2.76
Number of other equity instruments granted in share-based payment arrangement | EquityInstruments	0	0